Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Real Estate Securities Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Real Estate Securities Fund (the “Fund”) seeks total return comprised of long-term growth of capital and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2013 was 61% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 66 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-145 of the Fund’s statement of additional information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry (“real estate industry companies”). An issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry.

The Fund’s investment strategy is based on the premise that property market fundamentals are the primary determinant of growth, underlying the success of companies in the real estate industry. The Investment Adviser focuses on companies that can achieve sustainable growth in cash flow and dividend paying capability over time. The Investment Adviser attempts to purchase securities so that its underlying portfolio will be diversified geographically and by property type. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 15% of its total assets in foreign securities, including securities quoted in foreign currencies.

The Fund may also invest up to 20% of its total assets in fixed income investments, such as government, corporate and bank debt obligations and in other equity investments.

The Fund concentrates its investments in securities of issuers in the real estate industry.

THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.

		The Fund’s benchmark index is the Wilshire U.S. Real Estate Securities Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investment in the Fund involves substantial risks which prospective investors should consider carefully before investing.

Industry Concentration Risk.  The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industries.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Real Estate Industry Risk.  Risks associated with investments in the real estate industry include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. The real estate industry is particularly sensitive to economic downturns. The values of securities of companies in the real estate industry may go through cycles of relative under-performance and out-performance in comparison to equity securities markets in general.

		REIT Risk. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

		Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 '09 +33.86% Worst Quarter Q4 '08 –39.31%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[3],[4]
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,236
1 Year	rr_AverageAnnualReturnYear01	(3.50%)
5 Years	rr_AverageAnnualReturnYear05	14.36%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.06%	[3],[4]
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	987
5 Years	rr_ExpenseExampleYear05	1,392
10 Years	rr_ExpenseExampleYear10	2,391
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	687
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,391
1 Year	rr_AverageAnnualReturnYear01	(3.69%)
5 Years	rr_AverageAnnualReturnYear05	14.55%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.06%	[3],[4]
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	687
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	2,580
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	687
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,580
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	14.79%
10 Years	rr_AverageAnnualReturnYear10	6.85%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[3],[4]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	592
10 Years	rr_ExpenseExampleYear10	1,334
2004	rr_AnnualReturn2004	34.65%
2005	rr_AnnualReturn2005	13.30%
2006	rr_AnnualReturn2006	34.86%
2007	rr_AnnualReturn2007	(15.63%)
2008	rr_AnnualReturn2008	(40.54%)
2009	rr_AnnualReturn2009	25.48%
2010	rr_AnnualReturn2010	27.67%
2011	rr_AnnualReturn2011	10.32%
2012	rr_AnnualReturn2012	16.59%
2013	rr_AnnualReturn2013	2.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.31%)
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	16.14%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[3],[4]
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,894
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	9.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Class IR
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[3],[4]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	672
10 Years	rr_ExpenseExampleYear10	1,505
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	15.93%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component2OtherExpensesOverAssets	none
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[3],[4]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	535
5 Years	rr_ExpenseExampleYear05	935
10 Years	rr_ExpenseExampleYear10	$ 2,057
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	15.40%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	13.59%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.96%)
5 Years	rr_AverageAnnualReturnYear05	11.17%
10 Years	rr_AverageAnnualReturnYear10	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Service
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Class IR
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.15%
5 Years	rr_AverageAnnualReturnYear05	16.78%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee of no higher than 0.87% as an annual percentage of the average daily net assets of the Fund; and (ii) to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation